FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	May. 18, 2015	Mar. 31, 2015	Dec. 31, 2014
Assets
Total assets measured at fair value
Liabilities
Derivative Liability	$ 258,965		$ 268,403
Total liabilities measured at fair value	$ 258,965		$ 268,403
Fair Value, Inputs, Level 1 [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative Liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative Liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative Liability		$ 258,965	$ 268,403
Total liabilities measured at fair value		$ 258,965	$ 268,403